ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 5 — ACCRUED EXPENSES

Accrued expenses consisted of the following:

	March 31, 2023	December 31, 2022

Compensation related accruals	$2,611,952	$2,104,008
Marketing programs	829,647	611,642
Interest	487,596	110,239
Warranty	324,191	269,496
Other	376,807	421,116
Professional fees	231,553	129,169
Credit card fees	45,000	60,424
	$4,906,746	$3,706,094

NOTE 6 — ACCRUED EXPENSES

Accrued expenses consisted of the following as of December 31:

	2022	2021
Bonus	$832,918	$831,601
Wages	218,974	140,962
Vacation	959,004	569,777
Earned discounts	554,642	499,219
Commission settlement	—	274,323
Warranty	269,496	217,244
Other	360,716	264,533
Professional fees	129,169	72,611
Interest	110,239	28,750
401k matching contributions	93,112	100,134
Travel	60,400	—
Credit card fees	60,424	34,424
Marketing expenses	57,000	45,000
	$3,706,094	$3,078,578

Commission

The Company had an agreement in which it paid commission to an individual for promotional consideration. The agreement required commissions of 15% of sales of the MICRO2 Sleep and Snore Device and the MICRO2 Night Time Orthotic devices.

In December 2017, the Company notified this individual that the individual was in material breach of the contract and in 2018, the Company terminated the contract. In January 2019, the Company settled the dispute and agreed to pay the individual $1,600,000. $400,000 was paid in January 2019 and sixteen (16) quarterly payments of $75,000 are required and commenced in April 2019. The Company recorded the net present value of this obligation in these consolidated financial statements totaling $1,284,825 using the Company’s incremental borrowing rate of 15.04% as the originating event for the settlement occurred in 2018. The balance of the remaining settlement totaled $274,323 as of December 31, 2021. There was no outstanding balance on the commission agreement as of December 31, 2022. The payments under this commission agreement, including interest, totaled $300,000 and were paid in full in 2022.

Invoice Fee Deferral

During 2018 the Company reached an agreement with a vendor allowing the Company to pay less than 100% of the invoiced amounts. Only upon the sale or merger of the Company or upon a public financing would the remaining portion of the invoices become due. As of December 31, 2021, the Company has accrued $291,479, related to the deferred portions. All invoices were paid in full on close of the merger transaction in December 2022.